Stockholders' equity - Summary of shares issuable upon exercise of the warrants (Detail)	Dec. 31, 2024 shares
One point four two five [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	13,684,825
One point four two five [member] | Class B1 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	111,931
One point four two five [member] | Class B2 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	6,606,758
One point four two five [member] | Class C1 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	26,974
One point four two five [member] | Class C2 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	6,939,162
Three point zero three nine one [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	6,416,710
Three point zero three nine one [member] | Class B1 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	52,511
Three point zero three nine one [member] | Class B2 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	3,097,842
Three point zero three nine one [member] | Class C1 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	12,649
Three point zero three nine one [member] | Class C2 warrants [member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	3,253,708